Equity shares	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Equity shares

16. Equity shares

Equity shares

Equity shares have a par value of US$0.000625 per share at APGL. There is no limit on the number of equity shares authorized. As of March 31, 2020, and 2021, there were 47,650,750 and 48,195,962 equity shares issued and outstanding.

	As of March 31,
	2020	2020	2021	2021
	Number of shares	INR in thousands	Number of shares	INR in thousands
Issued:
Outstanding and fully paid:
Equity shares of US$ 0.000625 par value each
Beginning balance	41,040,028	1,773	47,650,750	2,065
Issuance of new shares (1)	6,493,506	287	-	-
Exercise of ESOPs (2)	117,216	5	545,212	25
Ending balance	47,650,750	2,065	48,195,962	2,090

(1) During the year ended March 31, 2020, the Company made a US$75.0 million private placement and issued 6,493,506 equity shares at US$ 11.55 per share to Caisse de depot et placement du Quebec (CDPQ), a shareholder with an 41.4% holding in the Company prior to the private placement resulting in net proceeds of INR 5,317 million (US$ 70.5 million). The proceeds from the private placement have been invested in AZI.

(2) Refer Note 21 for details of ESOPs exercised during the year.

Accumulated other comprehensive loss

The following represents the changes and balances to the components of accumulated other comprehensive loss:

	Foreign currency translation, net of taxes	Cashflow Hedge, net of taxes	Unrealized (loss)/gain on Available-for-Sale Securities, net of taxes	Total accumulated other comprehensive loss, net of taxes
	(INR)	(INR)	(INR)	(INR)
	(In million)
Balance as of March 31, 2018	(528)	210	23	(295)
Adjustments during the year	(2,343)	1,913	(23)	(453)
Balance as of March 31, 2019	(2,871)	2,123	—	(748)
Adjustments during the year	(4,811)	3,622	—	(1,189)
Balance as of March 31, 2020	(7,682)	5,745	—	(1,937)
Adjustments during the year	1,600	(635)	—	965
Balance as of March 31, 2021	(6,082)	5,110	—	(972)
Balance as of March 31, 2021 ((US$) (Note 2(d))	(83.2)	69.9	—	(13.3)